Non-Current Assets - Prepayments - Summary of Non-Current Assets - Prepayments (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Insurance	$ 110,295	$ 174,541
Total non-current prepayments	$ 110,295	$ 174,541